Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables
Summary of trade and other receivables

	December 31,	December 31,
	2021	2020
	£ 000	£ 000
Government receivables	5,415	1,989
Prepayments	6,571	733
Other receivables	672	810
	12,658	3,532